Transactions with Related Parties	12 Months Ended
Dec. 31, 2022
Disclosure Of Transactions Between Related Parties [Abstract]
Transactions with Related Parties
23.
TRANSACTIONS WITH RELATED PARTIES

Balances and transactions between the companies and its subsidiaries which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note. Besides information disclosed elsewhere in the other notes, details of transactions between the Company and other related parties are disclosed as follows.

a.
Related party name and category

Related Party Name	Related Party Category

JANK Howden Pty Ltd	Related party in substance
Other	Key Management Personnel

b.
Loans from related parties

Interest expense

	For the year ended December 31
Related Party Category/Name	2020	2021	2022
Related party in substance / JANK Howden Pty Ltd	$96,272	$45,522	$—
Key Management Personnel / Others	9,627	4,552	—
	$105,899	$50,074	$—

The loans from the related parties were repaid on March 22, 2021.

c.
Compensation of Key Management Personnel

	For the year ended December 31
Related Party Category/Name	2020	2021	2022
Short-term employee benefits	$2,368,143	$2,881,215	$2,783,668
Post-employment benefits	99,217	112,095	332,037
Share-based payments recognized	138,794	2,048,669	1,926,199
	$2,606,154	$5,041,979	$5,041,904

The remuneration of directors and key executives was determined by the remuneration committee based on the performance of individuals and market trends. In addition, the remuneration of non-executive directors was $180,000, $219,628 and $242,782 for the year ended December 31, 2020, 2021, and 2022, respectively.